PROVISIONS	12 Months Ended
Dec. 31, 2024
Disclosure of other provisions [abstract]
PROVISIONS	27. PROVISIONS

									Group
	Customer remediatio n	Litigation and other regulatory	Regulatory levies and fees	Bank Levy	Property	ECL on undrawn facilities and guarantees	Restructurin g	Other	Total

	£m	£m	£m	£m	£m	£m	£m	£m	£m
At 1 January 2024	106	132	—	3	47	78	32	7	405
Additional provisions (See Note 8)	306	43	45	43	2	7	87	185	718
Provisions released (See Note 8)	—	(4)	—	—	(1)	—	—	—	(5)
Utilisation and other	(64)	(45)	(43)	(61)	(20)	—	(101)	(178)	(512)
Recharge (1)	—	—	—	15	—	—	—	—	15
Reclassification from provisions to other assets	—	—	—	6	—	—	—	—	6
At 31 December 2024	348	126	2	6	28	85	18	14	627
(1)Recharge in respect of the UK Bank Levy paid on behalf of other UK entities in the Banco Santander group
Provisions expected to be settled within no more than 12 months after 31 December 2024 were £224m (2023: £220m).
a) Customer remediation
SCUK - Motor Finance Broker Commissions
Following the FCA’s Motor Market review in 2019 which resulted in a change in rules in January 2021, Santander Consumer (UK) plc (SCUK) has received a number of county court claims and complaints in respect of its historical use of discretionary commission arrangements (DCAs) prior to the 2021 rule changes.
During 2024 the FCA commenced a review of the use of DCAs between lenders and credit brokers (FCA review) which, following an extension, it stated it anticipated to conclude by May 2025. Pending the conclusion of its review, the FCA first paused DCA related complaints and then extended this to motor finance commission related complaints which are now paused until 4 December 2025. A claim against SCUK, Santander UK plc and others in the Competition Appeal
Tribunal, which alleges that SCUK’s historical DCAs in respect of used car financing operated in breach of the Competition Act 1998 is currently paused until the end of July 2025 pending the outcome of the FCA’s review.
The outcome of the FCA’s review may be informed by an appeal to the Supreme Court to be heard in April 2025 of the Court of Appeal’s judgment of October
2024 relating to the use of DCAs by two other lenders, and by an appeal to the Court of Appeal of the High Court’s judicial review of the Financial Ombudsman
Service’s final decision relating to a complaint about the use of a DCA by another lender.
In light of the Court of Appeal’s judgment of October 2024, the Santander UK group recognised a provision of £295m in its financial results for 2024. This includes estimates for operational and legal costs and potential awards, based on various scenarios using a range of assumptions, including the outcomes of the appeals above. There continue to be significant uncertainties as to the extent of any misconduct, if any, as well as the perimeter of commission models, and the nature, extent and timing of any remediation action if required. As such, the ultimate financial impact could be materially higher or lower than the amount provided and it is not practicable to quantify the extent of any remaining contingent liability.
The table below shows the sensitivity of the provision to changes in the claim rate.

		Increase / (decrease) in provision
		2024
Assumption	Change in assumption	£m
Claim rate	5% increase	47
Claim rate	5% decrease	(47)
The claim rate represents the proportion of customers who make a request for reimbursement and is a critical accounting estimate that could materially change the ultimate financial impact.
Our best estimate of liability is based on similar experience to PPI claim rates which peaked at up to 50% over the lifetime of the redress programme.
Mortgages
Provisions were also recognised in 2024 for customer remediation relating to our mortgage book. These provisions remain subject to change as additional data becomes available and remediation boundaries are finalised.
b) Litigation and other regulatory
Litigation and other regulatory provisions principally comprised of amounts in respect of litigation and other regulatory charges, operational loss and operational risk provisions, and related expenses. A number of uncertainties exist with respect to these provisions given the uncertainties inherent in litigation and other regulatory matters, that affect the amount and timing of any potential outflows with respect to which provisions have been established. These provisions are reviewed at least quarterly.
In 2024 there were net charges of £39m for legal provisions.
In 2024, a liability totalling £30m was recorded by SFS in relation to a dispute with an overseas tax authority concerning the tax treatment of legacy equity-related transactions in 2018 within its Santander Corporate and Investment Banking Division (prior to the UK’s ring-fencing regime and when SFS was trading as Abbey
National Treasury Services plc). This was allocated between litigation and other regulatory provisions £14m, and the tax charge £16m (see Note 9).
The balance also includes an amount in respect of our best estimate of liability relating to a legal dispute regarding allocation of responsibility for a specific PPI portfolio of complaints, further described in Note 30. No further information on the best estimate is provided on the basis that it would be seriously prejudicial.
c) Regulatory levies and fees
Regulatory levies and fees are payable to regulatory bodies such as the FCA, PRA and Bank of England in the ordinary course of business. In 2024 there were charges of £43m relating to the new Bank of England levy.
d) Bank Levy
In 2024, a rate of 0.05% (2023: 0.05%) was charged on long term chargeable equity and liabilities and 0.10% on short-term chargeable liabilities (2023: 0.10%).
e) Property
Property provisions include leasehold vacant property provisions, dilapidation provisions for leased properties within the scope of IFRS 16 and decommissioning and disposal costs relating to vacant freehold properties. Leasehold vacant property provisions are made by reference to an estimate of any expected sub-let income, compared to the head rent, and the possibility of disposing of Santander UK’s interest in the lease, taking into account conditions in the property market.
Property provisions include a release of £2m relating to transformation activity in 2024 (2023: charge of £4m). In 2024, these charges consisted of costs relating to leasehold head office closures, along with decommissioning costs relating to freehold head office sites which are either closing or consolidating.
f) ECL on undrawn facilities and guarantees
Provisions include expected credit losses relating to guarantees given to third parties and undrawn loan commitments.
g) Restructuring
Restructuring provisions relate to severance costs associated with transformation and organisational changes. The provision includes a charge of £82m as part of our transformation to improve future returns, focused on simplifying, digitising and automating the bank.
h) Other
Other provisions include provisions that do not fit into any of the other categories, such as fraud losses and some categories of operational losses. In 2024, Other provisions included charges for operational risk provisions of £161m, including fraud losses of £122m.